Impairment Losses on Financial Assets, Net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Impairment losses on financial assets, net
10	Impairment losses on financial assets, net

	2021	2020	2019
	RMB million	RMB million	RMB million
Impairment losses on trade receivable, net (Note 29)	3	15	(6)
Impairment losses on other receivables (Note 31)	25	17	22

	28	32	16